Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 23,873	$ 3,472	¥ 11,380
Deferred tax liabilities	¥ 96,405	$ 14,022	¥ 2,255